Cover Page	Nov. 29, 2021	Nov. 04, 2021	Aug. 12, 2021
Cover [Abstract]
Document Type			8-K
Document Period End Date		Nov. 29, 2021
Entity Registrant Name			Seer, Inc.
Entity File Number			001-39747
Entity Incorporation, State or Country Code			DE
Entity Tax Identification Number			82-1153150
Entity Address, Address Line One			3800 Bridge Parkway
Entity Address, Address Line Two			Suite 102
Entity Address, City or Town			Redwood City
Entity Address, State or Province			CA
Entity Address, Postal Zip Code			94065
City Area Code			650
Local Phone Number			453-0000
Written Communications			false
Soliciting Material			false
Pre-commencement Tender Offer			false
Pre-commencement Issuer Tender Offer			false
Title of 12(b) Security			Class A Common Stock, par value $0.00001 per share
Trading Symbol			SEER
Entity Emerging Growth Company			true
Entity Ex Transition Period			false
Entity Central Index Key	0001726445
Document Fiscal Year Focus
Document Fiscal Period Focus
Amendment Flag	false